Financial risk management - Disclosure of Maximum Credit Risk Exposure (Details) - Credit risk - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 156,599	SFr 173,882
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	71,813	133,721
Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,710	159
Accrued income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	76	2
Short-term time deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 61,000	SFr 40,000